Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (293)	$ 467	$ (454)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(130)	(392)	(148)
Comprehensive (loss) income	(423)	75	(602)
Comprehensive (income) loss attributable to non-controlling interest	(12)	17	(7)
Comprehensive (loss) income attributable to Highway Holdings Limited’s shareholders	$ (435)	$ 92	$ (609)